Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $79,747 and $78,978) (includes variable interest entity assets, at fair value, of $89 and $153)	$ 85,922	[1]	$ 81,809
Fixed maturities, at fair value using the fair value option (includes variable interest entity assets, at fair value, of $163 and $338)	1,087		1,328
Equity securities, trading, at fair value (cost of $26,820 and $32,928)	28,933		30,499
Equity securities, available-for-sale, at fair value (cost of $866 and $1,056 )	890		921
Mortgage loans (net of allowances for loan losses of $68 and $102)	6,711		5,728
Policy loans, at outstanding balance	1,997		2,001
Limited partnerships and other alternative investments (includes variable interest entity assets of $6 and $7)	3,015		2,532
Other investments	1,114		2,394
Short-term investments	4,581		7,736
Total investments	134,250		134,948
Cash	2,421		2,581
Premiums receivable and agents’ balances, net	3,542		3,446
Reinsurance recoverables, net	4,666		4,768
Deferred policy acquisition costs and present value of future profits	5,725		6,556
Deferred income taxes, net	1,942		2,131
Goodwill	654		1,006
Property and equipment, net	977		1,029
Other assets	2,767		2,274
Separate account assets	141,569		143,870
Total assets	298,513		302,609
Liabilities
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	40,992		41,016
Other policyholder funds and benefits payable	41,979		45,612
Other policyholder funds and benefits payable — international variable annuities	28,922		30,461
Unearned premiums	5,145		5,222
Short-term debt	320		0
Long-term debt	6,806		6,216
Consumer notes	161		314
Other liabilities (includes variable interest entity liabilities of $89 and $471)	10,172		8,412
Separate account liabilities	141,569	[2]	143,870
Total liabilities	276,066		281,123
Commitments and Contingencies (Note 13)
Stockholders’ Equity
Preferred stock, $0.01 par value — 50,000,000 shares authorized, 575,000 shares issued, liquidation preference $1,000 per share	556		556
Common stock, $0.01 par value — 1,500,000,000 shares authorized, 469,744,822 and 469,750,171 shares issued	5		5
Additional paid-in capital	10,038		10,391
Retained earnings	10,745		11,001
Treasury stock, at cost — 33,439,044 and 27,211,115 shares	(1,740)		(1,718)
Accumulated other comprehensive income, net of tax	2,843		1,251
Total stockholders’ equity	22,447		21,486
Total liabilities and stockholders’ equity	$ 298,513		$ 302,609

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	AV includes the contract holder’s investment in the separate account and the general account.